Summary of Significant Accounting Policies - Income Taxes (Details) - CAD ($) $ in Billions	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Undistributed earnings on foreign subsidiaries	$ 3.4	$ 2.8